OTHER INCOME (Details Narrative)	3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Other Income
Other loss							$ 166,150
Other income	$ 159,324		$ 159,324	$ 217,943